Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIDELITY COVINGTON TRUST
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000131671
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Communication Services Index ETF
Trading Symbol	FCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Communication Services Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Communication Services Index ETF	$5	0.08%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,488,093,624
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,488,093,624
Number of Holdings	107
Portfolio Turnover	5%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.5
Belgium -	0.2
Canada -	0.1
Bermuda -	0.1
Israel -	0.1
Singapore -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

TOP INDUSTRIES

(% of Fund's Net Assets)

Interactive Media & Services	53.4
Entertainment	20.2
Media	13.1
Diversified Telecommunication Services	9.8
Wireless Telecommunication Services	3.4
All Others	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Meta Platforms, Inc., Class A	24.8
Alphabet, Inc., Class A	13.4
Alphabet, Inc., Class C	10.4
Netflix, Inc.	4.9
Walt Disney Co.	4.1
AT&T, Inc.	3.9
Verizon Communications, Inc.	3.5
T-Mobile U.S., Inc.	3.0
Comcast Corp., Class A	3.0
Trade Desk, Inc., Class A	1.7
72.7

C000131662
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Consumer Discretionary Index ETF
Trading Symbol	FDIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Discretionary Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Discretionary Index ETF	$5	0.08%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.08%
AssetsNet	$ 2,138,814,041
Holdings Count | Holding	264
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$2,138,814,041
Number of Holdings	264
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	96.6
Brazil -	1.3
United Kingdom -	0.8
Switzerland -	0.5
Bermuda -	0.3
Jersey -	0.3
Sweden -	0.1
Bahamas -	0.1
Ireland -	0.0Footnote Reference*
Hong Kong -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Broadline Retail	25.9
Hotels, Restaurants & Leisure	21.3
Specialty Retail	19.4
Automobiles	19.1
Household Durables	4.7
All Others	9.6

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Amazon.com, Inc.	23.5
Tesla, Inc.	17.2
Home Depot, Inc.	6.1
McDonald's Corp.	3.1
Booking Holdings, Inc.	2.4
Lowe's Cos., Inc.	2.2
TJX Cos., Inc.	2.1
Starbucks Corp.	1.8
NIKE, Inc., Class B	1.4
MercadoLibre, Inc.	1.3
61.1

C000131664
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Consumer Staples Index ETF
Trading Symbol	FSTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Consumer Staples Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Consumer Staples Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,242,100,962
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,242,100,962
Number of Holdings	102
Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.9
Cayman Islands -	0.1

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Consumer Staples Distribution & Retail	38.1
Household Products	18.5
Beverages	17.3
Food Products	14.5
Tobacco	7.9
All Others	3.7

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Costco Wholesale Corp.	13.6
Walmart, Inc.	13.6
Procter & Gamble Co.	12.2
Coca-Cola Co.	8.0
Philip Morris International, Inc.	4.7
PepsiCo, Inc.	4.1
Altria Group, Inc.	3.0
Mondelez International, Inc., Class A	2.6
Colgate-Palmolive Co.	2.3
Target Corp.	2.2
66.3

C000131665
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Energy Index ETF
Trading Symbol	FENY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Energy Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Energy Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,510,630,280
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,510,630,280
Number of Holdings	105
Portfolio Turnover	3%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.8
United Kingdom -	0.7
Ireland -	0.3
Switzerland -	0.2

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.9
Short-Term Investments and Net Other Assets (Liabilities) -	0.1

TOP INDUSTRIES

(% of Fund's Net Assets)

Oil, Gas & Consumable Fuels	88.9
Energy Equipment & Services	11.0
All Others	0.1

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Exxon Mobil Corp.	21.0
Chevron Corp.	13.5
ConocoPhillips	6.8
EOG Resources, Inc.	3.8
Williams Cos., Inc.	3.5
ONEOK, Inc.	3.1
Schlumberger NV	3.0
Kinder Morgan, Inc.	2.9
Cheniere Energy, Inc.	2.7
Marathon Petroleum Corp.	2.7
63.0

C000131666
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Financials Index ETF
Trading Symbol	FNCL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Financials Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Financials Index ETF	$5	0.08%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.08%
AssetsNet	$ 2,265,735,671
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$2,265,735,671
Number of Holdings	403
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.8
Bermuda -	0.6
Ireland -	0.4
Puerto Rico -	0.1
United Kingdom -	0.1
Kazakhstan -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Banks	27.6
Financial Services	26.8
Capital Markets	24.5
Insurance	15.4
Consumer Finance	4.8
All Others	0.9

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

JPMorgan Chase & Co.	9.1
Berkshire Hathaway, Inc., Class B	7.4
Visa, Inc., Class A	6.8
Mastercard, Inc., Class A	5.5
Bank of America Corp.	3.9
Wells Fargo & Co.	3.2
Goldman Sachs Group, Inc.	2.4
American Express Co.	2.2
Morgan Stanley	2.0
S&P Global, Inc.	2.0
44.5

C000131667
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Health Care Index ETF
Trading Symbol	FHLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Health Care Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Health Care Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 2,778,333,661
Holdings Count | Holding	365
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$2,778,333,661
Number of Holdings	365
Portfolio Turnover	1%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	99.2
Ireland -	0.6
Canada -	0.1
Switzerland -	0.1
Netherlands -	0.0Footnote Reference*
United Kingdom -	0.0Footnote Reference*
Jersey -	0.0Footnote Reference*
Costa Rica -	0.0Footnote Reference*
Cayman Islands -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.6
Short-Term Investments and Net Other Assets (Liabilities) -	0.4

TOP INDUSTRIES

(% of Fund's Net Assets)

Pharmaceuticals	27.6
Health Care Equipment & Supplies	21.9
Health Care Providers & Services	19.9
Biotechnology	19.0
Life Sciences Tools & Services	10.4
All Others	1.2

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Eli Lilly & Co.	10.5
UnitedHealth Group, Inc.	8.0
Johnson & Johnson	5.9
AbbVie, Inc.	5.2
Merck & Co., Inc.	4.0
Thermo Fisher Scientific, Inc.	3.7
Abbott Laboratories	3.6
Intuitive Surgical, Inc.	3.3
Amgen, Inc.	2.5
Boston Scientific Corp.	2.4
49.1

C000131668
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Industrials Index ETF
Trading Symbol	FIDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Industrials Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Industrials Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,294,735,818
Holdings Count | Holding	363
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,294,735,818
Number of Holdings	363
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.6
Canada -	0.9
Ireland -	0.3
United Kingdom -	0.2
India -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Machinery	20.1
Aerospace & Defense	19.8
Electrical Equipment	9.6
Ground Transportation	9.5
Professional Services	9.4
All Others	31.6

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

General Electric Co.	4.0
Caterpillar, Inc.	3.3
RTX Corp.	3.1
Union Pacific Corp.	2.7
Honeywell International, Inc.	2.6
Eaton Corp. PLC	2.4
Boeing Co.	2.3
Uber Technologies, Inc.	2.3
Deere & Co.	2.2
Automatic Data Processing, Inc.	2.2
27.1

C000131669
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Information Technology Index ETF
Trading Symbol	FTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Information Technology Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Information Technology Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 13,351,064,339
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$13,351,064,339
Number of Holdings	293
Portfolio Turnover	6%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.4
United Kingdom -	0.4
China -	0.4
Switzerland -	0.3
Singapore -	0.3
Thailand -	0.1
Israel -	0.1
Canada -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

TOP INDUSTRIES

(% of Fund's Net Assets)

Software	36.1
Semiconductors & Semiconductor Equipment	30.3
Technology Hardware, Storage & Peripherals	18.6
It Services	6.1
Electronic Equipment, Instruments & Components	5.0
All Others	3.9

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Apple, Inc.	16.9
NVIDIA Corp.	13.9
Microsoft Corp.	13.4
Broadcom, Inc.	4.2
Salesforce, Inc.	2.0
Oracle Corp.	1.7
Cisco Systems, Inc.	1.5
Accenture PLC, Class A	1.5
International Business Machines Corp.	1.5
ServiceNow, Inc.	1.3
57.9

C000131670
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Materials Index ETF
Trading Symbol	FMAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Materials Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Materials Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 558,837,258
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$558,837,258
Number of Holdings	112
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	98.4
Jersey -	1.0
Jersey, Channel Islands -	0.4
United Kingdom -	0.1
Luxembourg -	0.1
Canada -	0.0Footnote Reference*
Footnote	Description
Footnote*	Amount rounds to less than 0.1%.

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Chemicals	56.6
Metals & Mining	17.7
Containers & Packaging	13.0
Construction Materials	11.6
Paper & Forest Products	0.8
All Others	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Linde PLC	15.6
Sherwin-Williams Co.	6.3
Air Products & Chemicals, Inc.	5.4
CRH PLC	4.9
Ecolab, Inc.	4.7
Freeport-McMoRan, Inc.	3.8
Newmont Corp.	3.6
Corteva, Inc.	3.3
Vulcan Materials Co.	2.6
Martin Marietta Materials, Inc.	2.4
52.6

C000151119
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Real Estate Index ETF
Trading Symbol	FREL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Real Estate Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Real Estate Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,006,313,362
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,006,313,362
Number of Holdings	147
Portfolio Turnover	3%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.8
Short-Term Investments and Net Other Assets (Liabilities) -	0.2

TOP INDUSTRIES

(% of Fund's Net Assets)

Specialized Reits	35.0
Retail Reits	13.7
Residential Reits	12.9
Health Care Reits	11.2
Industrial Reits	10.8
All Others	16.4

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

Prologis, Inc.	7.6
Equinix, Inc.	6.0
American Tower Corp.	6.0
Welltower, Inc.	4.7
Simon Property Group, Inc.	3.9
Digital Realty Trust, Inc.	3.7
Realty Income Corp.	3.3
Public Storage	3.3
CBRE Group, Inc., Class A	3.1
Crown Castle, Inc.	2.7
44.3

C000131663
Shareholder Report [Line Items]
Fund Name	Fidelity<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> MSCI Utilities Index ETF
Trading Symbol	FUTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Fidelity® MSCI Utilities Index ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® MSCI Utilities Index ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,647,706,009
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of January 31, 2025)
FUND STATISTICS
Total Net Assets	$1,647,706,009
Number of Holdings	69
Portfolio Turnover	2%

Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

GEOGRAPHIC DIVERSIFICATION

(% of Fund's net assets)

Value	Value
United States Of America -	100.0

ASSET ALLOCATION

(% of Fund's net assets)

Value	Value
Common Stocks -	99.7
Short-Term Investments and Net Other Assets (Liabilities) -	0.3

TOP INDUSTRIES

(% of Fund's Net Assets)

Electric Utilities	61.1
Multi-utilities	24.7
Independent Power And Renewable Electricity Producers	6.2
Gas Utilities	4.5
Water Utilities	3.2
All Others	0.3

Largest Holdings [Text Block]

TOP HOLDINGS

(% of Fund's net assets)

NextEra Energy, Inc.	11.2
Constellation Energy Corp.	7.2
Southern Co.	7.0
Duke Energy Corp.	6.6
Vistra Corp.	4.4
Sempra	4.0
American Electric Power Co., Inc.	4.0
Dominion Energy, Inc.	3.6
Public Service Enterprise Group, Inc.	3.2
Exelon Corp.	3.1
54.3